Average Annual Total Returns - Invesco SP 500 Revenue ETF	ETF 1 Year	ETF 5 Years	ETF 10 Years	ETF Return After Taxes on Distributions 1 Year	ETF Return After Taxes on Distributions 5 Years	ETF Return After Taxes on Distributions 10 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 1 Year	ETF Return After Taxes on Distributions and Sale of Fund Shares 5 Years	ETF Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P 500® Revenue-Weighted Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500® Revenue-Weighted Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500® Revenue-Weighted Index (reflects no deductions for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	28.02%	9.48%	13.03%	27.43%	9.01%	12.60%	16.98%	7.43%	10.85%	28.57%	9.89%	13.54%	31.49%	11.70%	13.56%